Schedule of Investments (unaudited) April 30, 2019	iShares® Evolved U.S. Media and Entertainment ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising — 0.1%
National CineMedia Inc.	964	$6,729

Commercial Services — 2.0%
Graham Holdings Co., Class B	48	35,685
Nielsen Holdings PLC	2,816	71,892
Viad Corp.	64	3,924

		111,501

Entertainment — 6.2%
AMC Entertainment Holdings Inc., Class A	440	6,670
Churchill Downs Inc.	123	12,405
Cinemark Holdings Inc.	1,244	52,310
IMAX Corp.(a)	768	18,724
International Speedway Corp., Class A	280	12,354
Lions Gate Entertainment Corp., Class A	1,276	18,617
Lions Gate Entertainment Corp., Class B, NVS	2,567	34,911
Live Nation Entertainment Inc.(a)	1,008	65,863
Madison Square Garden Co. (The), Class A(a)	192	59,988
Reading International Inc., Class A, NVS(a)	180	2,747
Scientific Games Corp./DE, Class A(a)	324	7,494
SeaWorld Entertainment Inc.(a)	476	12,671
Six Flags Entertainment Corp.	748	39,711
Speedway Motorsports Inc.	148	2,716

		347,181

Home Furnishings — 0.6%
Dolby Laboratories Inc., Class A	564	36,485

Internet — 9.1%
IAC/InterActiveCorp.(a)	520	116,917
Netflix Inc.(a)	797	295,320
New Media Investment Group Inc.	472	5,046
Roku Inc.(a)	640	40,698
Snap Inc., Class A, NVS(a)	3,386	37,720
Twitter Inc.(a)	342	13,649

		509,350

Leisure Time — 0.1%
Liberty TripAdvisor Holdings Inc., Class A(a)	349	5,144

Lodging — 0.1%
Marcus Corp. (The)	120	4,514

Media — 61.1%
Altice USA Inc., Class A	3,175	74,803
AMC Networks Inc., Class A(a)	864	50,466
Cable One Inc.	48	50,905
CBS Corp., Class B, NVS	4,894	250,915
Central European Media Enterprises Ltd., Class A(a)	889	3,520
Charter Communications Inc., Class A(a)	756	280,620
Comcast Corp., Class A	8,228	358,165
Discovery Inc., Class A(a)	2,752	85,037
Discovery Inc., Class C, NVS(a)	6,494	186,768
DISH Network Corp., Class A(a)	2,755	96,756
Entercom Communications Corp., Class A	2,648	18,218
Entravision Communications Corp., Class A	606	1,739
EW Scripps Co. (The), Class A, NVS	1,376	31,359
Fox Corp., Class A, NVS(a)	1,626	63,398
Fox Corp., Class B(a)	1,626	62,601
Gannett Co. Inc.	996	9,293
Gray Television Inc.(a)	1,888	44,236
Hemisphere Media Group Inc.(a)	412	6,019

Security	Shares	Value

Media (continued)
Houghton Mifflin Harcourt Co.(a)	516	$3,679
John Wiley & Sons Inc., Class A	203	9,375
Liberty Broadband Corp., Class A(a)	288	28,336
Liberty Broadband Corp., Class C, NVS(a)	1,156	114,109
Liberty Global PLC, Class A(a)	1,244	33,600
Liberty Global PLC, Class C, NVS(a)	4,030	105,385
Liberty Latin America Ltd., Class A(a)	154	3,223
Liberty Latin America Ltd., Class C, NVS(a)	730	15,213
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	429	17,134
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	421	16,907
Meredith Corp.	760	44,840
MSG Networks Inc., Class A(a)	1,052	24,228
New York Times Co. (The), Class A	1,888	62,587
News Corp., Class A, NVS	5,535	68,745
News Corp., Class B	1,728	21,583
Nexstar Media Group Inc., Class A	1,024	119,859
Saga Communications Inc., Class A	108	3,465
Scholastic Corp., NVS	216	8,614
Sinclair Broadcast Group Inc., Class A	1,720	78,759
Sirius XM Holdings Inc.	17,244	100,188
TEGNA Inc.	4,292	68,329
Tribune Media Co., Class A	1,252	57,842
Viacom Inc., Class A	220	7,623
Viacom Inc., Class B, NVS	7,664	221,566
Walt Disney Co. (The)	3,164	433,373
World Wrestling Entertainment Inc., Class A	911	76,387

		3,419,767

Real Estate Investment Trusts — 0.8%
Lamar Advertising Co., Class A	460	38,028
Ryman Hospitality Properties Inc.	84	6,687

		44,715

Software — 8.8%
Activision Blizzard Inc.	4,431	213,618
Daily Journal Corp.(a)	8	1,784
Electronic Arts Inc.(a)	1,816	171,884
Glu Mobile Inc.(a)	804	8,796
Take-Two Interactive Software Inc.(a)	698	67,587
TiVo Corp.	1,308	12,256
Zynga Inc., Class A(a)	3,060	17,320

		493,245

Telecommunications — 0.9%
AT&T Inc.	1,181	36,564
Harmonic Inc.(a)(b)	464	2,626
Shenandoah Telecommunications Co.	217	8,969

		48,159

Toys, Games & Hobbies — 2.9%
Hasbro Inc.	1,312	133,640
Mattel Inc.(a)	2,386	29,086

		162,726

Total Common Stocks — 92.7% (Cost: $4,757,899)		5,189,516

Short-Term Investments

Money Market Funds — 7.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(c)(d)(e)	2,741	2,742

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Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Evolved U.S. Media and Entertainment ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	403,279	$403,279

		406,021

Total Short-Term Investments — 7.3% (Cost: $406,020)		406,021

Total Investments in Securities — 100.0% (Cost: $5,163,919)		5,595,537

Other Assets, Less Liabilities — 0.0%		613

Net Assets — 100.0%		$5,596,150

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	381,922	(379,181)	2,741	$2,742	$1,369	(a)	$34	$(37)
BlackRock Cash Funds: Treasury, SL Agency Shares	178,979	224,300	403,279	403,279	1,955		—	—

				$406,021	$3,324		$34	$(37)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,189,516	$—	$—	$5,189,516
Money Market Funds	406,021	—	—	406,021

	$5,595,537	$—	$—	$5,595,537

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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